Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive share
Amount of anti-dilutive and excluded from calculation of diluted net income per share	$ 10,700,000		$ 800,000
Numerator:
Net income attributable to SINA	$ 25,678,000	$ 176,802,000	$ 45,132,000
Denominator:
Weighted average ordinary shares outstanding	60,237	64,950	66,741
Basic net income per share attributable to SINA (in dollars per share)	$ 0.43	$ 2.72	$ 0.68
Numerator:
Net income attributable to SINA	$ 25,678,000	$ 176,802,000	$ 45,132,000
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	(1,490,000)	(2,106,000)	(959,000)
Add: Effect on interest expenses and amortized issuance cost of convertible debt		13,539,000
Net income attributable for calculating diluted net income per share	$ 24,188,000	$ 188,235,000	$ 44,173,000
Denominator:
Weighted average ordinary shares outstanding	60,237	64,950	66,741
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	23	74	264
Unvested restricted share units (in shares)	388	74	82
Convertible debt (in shares)		6,467
Shares used in computing diluted net income per share attributable to SINA	60,648	71,565	67,087
Diluted net income per share attributable to SINA (in dollars per share)	$ 0.40	$ 2.63	$ 0.66
Weibo
Numerator:
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	$ 900,000	$ 0	$ 0